Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001121746
Eaton Vance VT Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance separate account (“Variable Contract”) or qualified pension or retirement plan (“Qualified Plan”).  If these fees and expenses were included, expenses shown would be higher.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect direct expenses of the plan, and you should consult your administrator for more information.

This table describes the expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the fiscal period from September 15, 2014 (commencement of operations) through December 31, 2014, the Fund's portfolio turnover rate was 5% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan.  If these fees and expenses were included, expenses shown would be higher.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other fixed and floating-rate income instruments (the “80% Policy”).  Bonds and other fixed and floating-rate income instruments include, among other things, corporate bonds and other fixed income securities, senior and junior loans, U.S. government securities, commercial paper, mortgage-related securities (including commercial mortgage-backed securities, mortgage dollar rolls, stripped mortgage-related securities and collateralized mortgage obligations) and other asset-backed securities (including collateralized debt obligations), zero-coupon securities, when-issued securities, repurchase agreements, foreign debt securities (including those located in emerging market countries), sovereign debt (including debt issued by emerging market countries),  obligations of supranational entities, structured notes, private placements, preferred securities and convertible securities. The Fund may invest up to 35% of its net assets in bonds and other fixed and floating-rate i ncome instruments rated below investment grade (i.e. rated lower than BBB by Standard & Poor's Ratings Services (“S&P”) or lower than Baa by Moody's Investors Service, Inc. (“Moody's”) or by Fitch Ratings (“Fitch”)) and in unrated instruments determined by the investment adviser to be of below investment grade quality (“junk bonds”) (the “35% Policy”). For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.  Total return is defined as income plus capital appreciation. The Fund may invest in fixed and floating-rate income instruments of any maturity. The Fund may invest up to 20% of its net assets in common stocks and other equity securities, including publicly-traded real estate investment trusts. The Fund may engage in derivatives transactions, including futures contracts and options thereon, forward foreign currency exchange contracts and interest rate swaps and credit default swaps. The Fund expects to principally use derivatives to hedge against fluctuations in currency exchange rates and to manage interest rate and credit risk.  The market value of derivatives that have characteristics similar to bonds or other fixed and floating-rate income instruments will be included with bonds and other fixed and floating-rate income instruments for purposes of the Fund's 80% Policy and 35% Policy.  There is no stated limit on the Fund's use of derivatives.  The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

In managing the Fund, the investment adviser employs a bottom-up, research-driven and value-oriented approach that generally seeks to identify pricing anomalies that occur due to both technical and fundamental factors, including the financial strength of issuers, current interest rates, current valuations, the interest rate sensitivity of investments and the investment adviser's interest rate expectations, the stability and volatility of a country's bond markets, and expectations regarding general trends in global economies and currencies. In selecting securities, the investment adviser generally seeks issuers with attractive valuations and improving fundamentals. The investment adviser also considers how purchasing or selling an investment would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). For its equity investments, the Fund primarily seeks dividend-paying stocks of companies that the investment adviser believes to have strong fundamentals and attractive valuations. The investment adviser generally selects individual securities with an investment horizon of two to five years.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other fixed and floating-rate income instruments (the “80% Policy”).  Bonds and other fixed and floating-rate income instruments include, among other things, corporate bonds and other fixed income securities, senior and junior loans, U.S. government securities, commercial paper, mortgage-related securities (including commercial mortgage-backed securities, mortgage dollar rolls, stripped mortgage-related securities and collateralized mortgage obligations) and other asset-backed securities (including collateralized debt obligations), zero-coupon securities, when-issued securities, repurchase agreements, foreign debt securities (including those located in emerging market countries), sovereign debt (including debt issued by emerging market countries),  obligations of supranational entities, structured notes, private placements, preferred securities and convertible securities. The Fund may invest up to 35% of its net assets in bonds and other fixed and floating-rate i ncome instruments rated below investment grade (i.e. rated lower than BBB by Standard & Poor's Ratings Services (“S&P”) or lower than Baa by Moody's Investors Service, Inc. (“Moody's”) or by Fitch Ratings (“Fitch”)) and in unrated instruments determined by the investment adviser to be of below investment grade quality (“junk bonds”) (the “35% Policy”). For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.  Total return is defined as income plus capital appreciation. The Fund may invest in fixed and floating-rate income instruments of any maturity. The Fund may invest up to 20% of its net assets in common stocks and other equity securities, including publicly-traded real estate investment trusts. The Fund may engage in derivatives transactions, including futures contracts and options thereon, forward foreign currency exchange contracts and interest rate swaps and credit default swaps. The Fund expects to principally use derivatives to hedge against fluctuations in currency exchange rates and to manage interest rate and credit risk.  The market value of derivatives that have characteristics similar to bonds or other fixed and floating-rate income instruments will be included with bonds and other fixed and floating-rate income instruments for purposes of the Fund's 80% Policy and 35% Policy.  There is no stated limit on the Fund's use of derivatives.  The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions and may have extended settlement periods.  Fixed income markets have recently experienced a period of relatively high volatility. As a result of the Federal Reserve's action to end its quantitative easing stimulus program as well as the possibility that it may unwind the program and/or initiate a policy to raise short term interest rates, fixed income markets could experience continuing high volatility, which could negatively impact the Fund's performance.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated investments (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country.  Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market stocks often involve higher risk than developed market stocks.  Trading in foreign markets often involves higher expense than trading in the United States. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended.  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer's ability to make principal and interest payments. In addition, the credit ratings of fixed and floating-rate income instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer's current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed and floating-rate income instruments, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund's operating expenses and adversely affect net asset value.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative's counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Senior and Junior Loans.  Risks of investments in Senior Loans are similar to the risks of lower rated securities, although interest rate risk may be reduced because Senior Loan rates generally are adjusted for changes in short-term interest rates.  Junior Loans are subject to the same general risks.  Due to their lower place in the borrower's capital structure and possible unsecured status, Junior Loans may involve a higher degree of overall risk than Senior Loans of the same borrower.

Commercial Mortgage-Backed Securities Risk.  Commercial mortgage-backed securities (“CMBS”) are subject to credit, interest rate, prepayment and extension risk. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgage. CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to leverage.  Such transactions may include, among others, repurchase agreements, when-issued securities, dollar rolls and certain derivative transactions .  The Fund is required to segregate liquid assets or otherwise cover the Fund's obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund's share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.  The loss on leveraged investments may substantially exceed the initial investment.

Equity Investing Risk.  Fund performance is sensitive to stock market volatility.  The value of equity investments and related instruments may decline in response to adverse changes in the economy or the economic outlook;  deterioration in investor sentiment; interest rate, currency,  and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline.  Although stock prices can rebound, there is no assurance that values will return to previous levels.

Convertible and Preferred Securities Risk.  Convertible and preferred securities are subject to the usual risks associated with income securities, such as interest rate risk and credit risk. Convertible securities may also react to changes in the value of the common stock into which they convert, and are thus subject to equity market risk.  A convertible security may be converted at an inopportune time, which may decrease the Fund's return.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks of Repurchase Agreements.  In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Real Estate Risk .  Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risks Associated with Active Management.  The success of the Fund's investment program depends on portfolio management's successful application of analytical skills and investment judgment.  Active management involves subjective decisions.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk, Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus
Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.
Performance One Year or Less	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.
Eaton Vance VT Bond Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	567
5 Years	rr_ExpenseExampleYear05	1,038
10 Years	rr_ExpenseExampleYear10	2,340
Eaton Vance VT Bond Fund | ADV Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	490
5 Years	rr_ExpenseExampleYear05	908
10 Years	rr_ExpenseExampleYear10	2,076

[1]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Initial Class shares and 0.95% for ADV Class shares. This expense reimbursement will continue through April 30, 2016. Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.